Provision for de-characterization of dam structures and asset retirement obligations - Provision changes during (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 3,803	$ 4,580
Adjustment to present value	65	27
Disbursements	(112)	(70)
Revisions on projected cash flows	73	(1,151)	[1]
Transfer to assets held for sale		(51)
Translation adjustment	195	51
Balance at the end	4,024	3,386
Balance at the end	4,024	3,386		$ 3,803
Current	397			304
Non-current	3,627			3,499
Liability	4,024			3,803
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	3,466	4,283
Adjustment to present value	64	26
Disbursements	(61)	(42)
Revisions on projected cash flows	(7)	(1,145)	[1]
Transfer to assets held for sale		(49)
Translation adjustment	168	33
Balance at the end	3,630	3,106
Balance at the end	3,630	3,106		3,466
Current	243			210
Non-current	3,387			3,256
Liability	3,630			3,466
Other environment related provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	337	297
Adjustment to present value	1	1
Disbursements	(51)	(28)
Revisions on projected cash flows	80	(6)	[1]
Transfer to assets held for sale		(2)
Translation adjustment	27	18
Balance at the end	394	280
Balance at the end	394	$ 280		337
Current	154			94
Non-current	240			243
Liability	$ 394			$ 337

[1]	The pension plan asset is recorded as “Other non-current assets” in the statement of financial position.